Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2024
Temporary Equity [Line Items]
Summary of Mezzanine Equity

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)

Balance as of January 1	1,605,639	1,758,933	240,972
Accretion of mezzanine equity	153,294	172,596	23,646
Balance as of December 31	1,758,933	1,931,529	264,618